Business combinations	12 Months Ended
Dec. 31, 2019
Business combinations
Business combinations

12.         Business combinations

On November 29, 2019, Ecopetrol obtain an additional interest of 8.53% in Invercolsa (See Note 2.2 Basis of consolidation) obtaining control of Invercolsa and resulting in a total ownership interest of 51.88%.

Upon obtaining control of Invercolsa, the Ecopetrol Business Group accounted for the transaction as a business combination and started consolidating Invercolsa (including its subsidiaries and associated companies) on the date control was obtained. The previously held interest in Invercolsa, which was accounted for under the equity method, was remeasured at fair value on such the date.

The acquisition of controlling interest did not require the payment of any consideration and was recorded using the acquisition method of accounting.

The effect of the changes in the Ecopetrol Business Group ownership interest in Invercolsa is summarized as follow:

(In COP$ millions)	2019

Increase in the ownership interest in Invercolsa at fair value	217,974
(+) Fair value of previously held interest on the date of acquisition of controlling interest	1,107,969
(=) Total fair value of investment in Invercolsa	1,325,943
(-) Carrying amount of previously held interest in Invercolsa	(277,019)
Gain on acquisition acquisition of control of Invercolsa (Note 27)	1,048,924

The increase in the ownership interest in Invercolsa resulted in a gain recorded in profit or loss since no consideration was paid for such additional interest.

Revenue and profits included in the consolidated profit or loss statement upon consolidation of Invercolsa were COP$72,712 and COP$18,198 respectively. If the acquisition had occurred on January 1, 2019, management estimates that the consolidated revenue and net profit attributable to owners of the parent would have increased by COP$459,286 and COP$134,464, respectively.

Identifiable assets acquired and liabilities assumed

The table below summarizes the amounts recognized for the assets acquired and the liabilities assumed at the date of acquisition.

		Amount
Item	Note	COP$
Cash and cash equivalent		20,530
Current accounts receivable		195,225
Inventories		19,576
Current tax assets		10,704
Other assets		2,810
Investments in associates (1)		1,824,552
Trade accounts and other accounts receivables		52,820
Property, plant and equipment	14	1,338,947
Deferred tax assets		9,623
Other assets		807
Current loans and borrowings		(137,683)
Trade accounts and other accounts payable		(58,423)
Current provisions for employee benefits		(7,003)
Current tax liabilities		(23,597)
Provisions and contingencies		(8,576)
Other liabilities		(13,650)
Non – Current loans and borrowings		(186,923)
Deferred tax liabilities		(107,629)
Total net assets (2)		2,932,110

(1)The detail of the investments in associates measured at fair value on the date of acquisition is as follows:

Associate	COP$
Gases del Caribe S.A. E.S.P.	1,527,911
Gas Natural del Oriente S.A. E.S.P.	166,685
Gases de la Guajira S.A. E.S.P.	68,608
Extrucol S.A.	28,501
E2 Energía Eficiente S.A. E.S.P.	32,847
1,824,552

(2)These net assets correspond 100% to the Invercolsa Group, the fair value of the non-controlling interest on the date of acquisition was COP$1,606,390.

The fair values of property, plant and equipment, intangible assets and deferred tax have been provisionally determined and may be adjusted in accordance with measurement period included in IFRS 3 - Business combinations.